Basis of Presentation and General Information (Details)	6 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 20, 2016	Jun. 30, 2015 USD ($)
Vessels [Line Items]
Date of Incorporation	Dec. 13, 2006
Reverse stock split
Vessels [Line Items]
Reverse stock split, Conversion ratio		5
Description of the reverse stock split	Effective June 20, 2016, the Company effected a 5-for-1 reverse stock split on its issued and outstanding common stock (Note 9).
Astakos
Vessels [Line Items]
DWT	58,722
Year Built	2012
Serenity I
Vessels [Line Items]
DWT	53,688
Daily Management Fee	$ 500		$ 750
Year Built	2006